Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2019
Commitments and Contingencies
Schedule of commitments relating to vessels under construction

Period	June 30, 2019
Not later than one year	546,905
Later than one year and not later than three years	769,000
Total	1,315,905

Schedule of future gross minimum revenues receivable in relation to non-cancellable time charter agreements

Period	June 30, 2019
Not later than one year	413,873
Later than one year and not later than two years	308,127
Later than two years and not later than three years	246,247
Later than three years and not later than four years	234,026
Later than four years and not later than five years	197,400
More than five years	429,242
Total	1,828,915

Schedule of commitments relating to group vessels agreement

June 30, 2019
Period
Not later than one year	2,267
Total	2,267